CONDENSED STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020		Jun. 30, 2020
Income Statement [Abstract]
Formation and operating costs	$ 17,631	$ 120,811		$ 120,811
Loss from operations		(120,811)		(120,811)
Other income:
Interest income		64,246		64,246
Net Loss	$ (17,631)	$ (56,565)		$ (56,565)
Weighted average shares outstanding, basic and diluted	1	22,399,101	[1]	18,221,528	[1]
Basic and diluted net loss per ordinary share	$ (17,631)	$ (0.01)	[2]	$ (0.01)	[2]

[1]	Excludes an aggregate of 79,513,276 shares subject to possible redemption.
[2]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $61,695 for each of the three and six months ended June 30, 2020 (see Note 2).